UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 126.3%
AUSTRALIA - 56.7%
		ABN Amro Bank NV,
AUD	15,000	6.50%, 5/17/13(a)(b)	$10,490,021
		ALE Finance Company Property, Ltd.,
AUD	1,300	4.17%, 5/20/15(a)(c)	1,096,545
		AMP Group Finance Services, Ltd.,
AUD	8,000	9.00%, 5/16/11	7,295,479
		ANZ Banking Corporation,
AUD	7,000	6.25%, 5/23/11(a)(b)	6,170,322
AUD	22,500	8.50%, 4/22/13	21,303,234
		Asian Development Bank,
AUD	18,500	7.125%, 3/19/13	17,185,284
		Australia & New Zealand Bank,
AUD	7,000	6.75%, 11/10/14	6,235,529
		Australian Prime Property,
AUD	4,000	8.25%, 7/30/12	3,583,330
		AXA SA,
AUD	8,000	5.66%, 10/26/16(a)(b)	5,083,230
AUD	9,000	7.50%, 10/26/16(a)(b)	6,158,972
		Barclays Bank plc.,
AUD	3,200	6.75%, 8/13/12	2,868,492
		Brisbane Airport Corp.,
AUD	8,000	7.30%, 6/30/10	7,085,406
		Caisse d'Amortissement de la Dette Sociale,
AUD	21,460	7.50%, 2/28/13	19,990,991
		CFS Gandel Retail Trust,
AUD	4,000	6.25%, 12/22/14	3,324,962
		Cie de Financement Foncier,
AUD	15,000	6.25%, 1/30/17	12,593,543
		Commonwealth Bank of Australia,
AUD	28,400	8.50%, 6/24/11	26,218,527
		Council of Europe,
AUD	9,300	6.25%, 1/23/12	8,400,038
		Crusade Global Trust,
AUD	4,360	4.4483%, 1/16/35(a)	3,786,236
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	2,193,784
		ELM BV for Swiss Reinsurance Co.
AUD	3,600	7.635%, 5/25/17(a)(b)	2,435,340
		Eurofima,
AUD	7,300	6.25%, 12/28/18	6,326,329
AUD	12,500	6.50%, 8/22/11	11,277,723
		European Investment Bank,
AUD	35,000	6.50%, 8/07/19	30,862,817
AUD	25,000	7.00%, 1/24/12	22,926,247
		General Electric Capital Australia Registranting Pty,
AUD	8,700	6.00%, 8/17/12	7,587,200
AUD	6,600	6.00%, 5/15/13	5,685,281
		General Property Trust Management,
AUD	3,500	6.50%, 8/22/13	3,019,523
		Goldman Sachs Group, Inc.,
AUD	2,500	6.35%, 4/12/16	2,103,564
		HBOS PLC,
AUD	4,000	6.75%, 5/01/12(a)(b)	2,913,897
		Heritage Building Society, Ltd.,
AUD	5,000	4.61%, 12/05/11(a)(b)	4,021,179
		Hypo Real Estate Bank Intl.,
AUD	5,000	4.17%, 2/22/11(a) (e)	3,916,343
AUD	24,500	6.25%, 8/16/11	21,460,686
		ING Bank Australia, Ltd.,
AUD	10,000	7.00%, 4/24/12	8,946,443
		Inter-American Development Bank,
AUD	5,000	6.50%, 8/20/19	4,477,039
		International Finance Corp.,
AUD	29,000	7.50%, 2/28/13	27,214,935
		JPMorgan Chase & Co.,
AUD	6,300	7.00%, 6/21/12	5,701,779
		Kommunalbanken AS,
AUD	5,000	6.375%, 3/30/12	4,508,046
		Kreditanstalt fuer Wiederaufbau,
AUD	30,000	7.50%, 8/26/11	27,550,748
		Landwirtschaftliche Rentenbank,
AUD	17,100	6.00%, 5/30/13	15,281,490
		Leighton Finance Ltd.,
AUD	8,500	9.50%, 7/28/14	7,682,003
		Macquarie Bank, Ltd.,
AUD	4,000	4.38%, 5/31/12(a)(b)	3,069,914
AUD	6,200	6.50%, 5/31/12(a)(b)	4,881,699
		Merrill Lynch & Co., Inc.,
AUD	6,000	6.75%, 3/12/14	5,129,998
		Mirvac Group Registranting, Ltd.,
AUD	2,250	6.75%, 9/15/10	1,984,351
		Monumental Global Registranting, Ltd.,
AUD	11,500	6.50%, 11/08/11	9,836,372

Aberdeen Asia-Pacific Income Fund, Inc. 1

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - CONTINUED
AUSTRALIA (continued)
		Muliplex MPT CMBS Issuer, Ltd.,
AUD	1,500	4.3233%, 11/21/11(a)(c)	$1,316,293
		National Australia Bank,
AUD	20,000	8.25%, 5/20/13	18,821,539
		National Capital Trust III,
AUD	3,500	5.2283%, 9/30/16(a)(b)	2,483,294
		National Wealth Management,
AUD	2,500	6.75%, 6/16/16(a)(b)	1,815,966
		Nederlands Waterschapsbank,
AUD	2,300	6.25%, 8/08/13	2,045,350
		New South Wales Treasury Corporation,
AUD	21,000	7.00%, 12/01/10	18,981,556
		Progress Trust,
AUD	6,533	4.1883%, 08/25/36(a)(c)	5,608,078
		Puma Finance Ltd.,
AUD	4,713	4.97%, 7/24/12(a)(c)	4,106,803
		QBE International Holdings plc,
AUD	5,000	6.055%, 8/03/10(a)(b)	4,332,854
		Queensland Treasury Corporation,
AUD	8,000	6.00%, 8/14/13	7,274,388
AUD	27,500	6.50%, 4/16/12	25,162,139
		Rabobank Capital Registrant Trust,
AUD	5,000	4.9483%, 12/31/14(a)(b)(c)	3,703,213
		Rabobank Nederland,
AUD	5,000	6.415%, 12/31/14(a)(b)(c)	3,631,225
		Royal Bank of Scotland,
AUD	5,000	5.13%, 4/27/10(a)(b)	3,787,188
		RWH Finance Pty. Limited,
AUD	4,800	6.20%, 3/26/17	3,787,702
		SNS Bank Nederland,
AUD	5,000	4.6133%, 11/08/11(a)(b)	3,862,136
		SPI Electricity & Gas,
AUD	15,000	6.50%, 11/03/11	13,224,108
		St. George Bank, Ltd,
AUD	23,500	10.00%, 5/09/13(a)(b)	22,522,904
		Stockland Trust Management, Ltd.,
AUD	8,500	8.50%, 2/18/15	7,570,737
		Suncorp Metway Insurance, Ltd.,
AUD	5,000	6.75%, 9/23/14(a)(b)	3,627,708
AUD	4,000	6.75%, 10/06/16(a)(b)	2,642,168
AUD	5,000	8.75%, 5/30/11	4,557,507
		Sydney Airport Finance,
AUD	3,500	6.25%, 11/21/11	3,003,385
		Telstra Corporation, Ltd.,
AUD	5,000	7.25%, 3/30/10	4,438,335
AUD	21,500	7.25%, 11/15/12	19,624,154
AUD	2,000	8.75%, 1/20/15	1,798,441
		Transurban Finance Co.,
AUD	5,000	6.50%, 9/15/11	4,392,962
		Treasury Corp. of Victoria,
AUD	11,150	6.00%, 6/15/20	9,806,741
AUD	5,150	6.00%, 10/17/22	4,455,500
AUD	26,440	6.25%, 10/15/12	24,115,789
		Vodaphone Group plc,
AUD	7,000	6.75%, 1/10/13	6,260,962
		Volkswagon Australia Financial Services,
AUD	3,500	7.25%, 11/26/12	3,089,217
AUD	8,500	7.00%, 6/24/11	7,558,412
		Western Australia Treasury Corporation,
AUD	7,000	7.00%, 4/15/11	6,364,892
AUD	25,240	7.00%, 4/15/15	23,779,622
AUD	128,350	8.00%, 6/15/13	123,189,839
AUD	92,760	8.00%, 7/15/17	92,886,783
		Wesfarmers Ltd.,
AUD	8,900	8.25%, 9/11/14	8,176,073
		Westpac Banking Corp.,
AUD	6,000	6.50%, 1/24/12(a)(b)	5,282,165
AUD	6,500	7.00%, 8/18/14	5,861,138
AUD	4,600	7.25%, 9/24/12	4,204,549
AUD	8,000	7.25%, 11/18/16	7,121,294
AUD	9,000	8.25%, 4/18/11	8,241,617
		Westpac Securitisation Trust,
AUD	6,272	4.05%, 5/21/38(a)(c)	5,371,727
		Woolworths Ltd.,
AUD	2,700	6.00%, 3/14/11	2,397,308
		Wot CMBS Property, Ltd.,
AUD	2,000	4.42%, 5/16/13(c)	1,664,098

			969,814,730

CHINA - 1.7%
		CFG Investment SAC,
USD	13,140	9.25%, 12/19/10(b)(c)	13,698,450
		Parkson Retail Group, Ltd,
USD	7,750	7.125%, 5/30/10(b)	7,972,828
		Xinao Gas Holdings, Ltd.,
USD	6,950	7.375%, 8/05/12	7,307,001

			28,978,279

Aberdeen Asia-Pacific Income Fund, Inc. 2

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - CONTINUED
HONG KONG - 11.4%
		Bank of East Asia, Ltd.,
USD	20,860	5.625%, 12/14/10(a)(b)	$20,893,376
		Henson Finance, Ltd.,
USD	24,600	5.50%, 9/17/19	23,705,790
		Hong Kong Government,
HKD	138,500	1.67%, 3/24/14	17,933,439
HKD	135,000	1.69%, 12/22/14	17,275,955
HKD	82,500	4.13%, 2/22/13	11,605,340
HKD	74,000	4.53%, 6/18/12	10,366,891
HKD	58,000	4.85%, 6/27/17	8,670,750
		Hong Kong Land Finance Co.,
USD	8,550	5.50%, 4/28/14	9,069,643
		Hong Kong Mortgage Co.,
USD	1,700	3.50%, 8/04/14	1,741,543
		Hutchison Whampoa, Ltd.,
USD	1,300	6.50%, 2/13/13(c)	1,434,646
USD	1,900	7.45%, 11/24/33(c)	2,158,740
USD	28,800	7.625%, 4/09/19(c)	33,030,922
		Swire Pacific MTN Financing, Ltd.,
USD	18,000	5.50%, 8/19/19	18,436,338
		Wing Hang Bank Limited,
USD	20,350	6.00%, 4/20/17(a)(b)	18,910,115

			195,233,488

INDIA - 4.9%
		Deutsche Bank India Government Bond Linked Note,
INR	845,788	6.90%, 7/22/19(a)(d)	17,307,970
		ICICI Bank,
USD	10,400	6.375%, 4/30/17(a)(b)(c)	9,693,923
USD	12,050	6.625%, 10/03/12(c)	12,775,277
		India Government Bond,
INR	1,638,700	7.02%, 8/17/16	34,376,568
		NTPC, Ltd.,
USD	9,600	5.875%, 3/02/16	9,899,875

			84,053,613

INDONESIA - 9.5%
		Indonesian Government,
IDR	58,290,000	10.00%, 2/15/28	6,064,492
IDR	24,285,000	10.50%, 8/15/30	2,592,586
		Barclays Indonesia Government Bond Linked Note,
IDR	167,000,000	9.50%, 6/17/15	18,593,262
		Indosat Finance,
USD	9,700	7.75%, 11/05/09(b)(c)	9,913,620
		Listrindo Capital BV,
USD	6,100	9.25%, 1/29/13(b)(c)	6,267,810
		Majapahit Holding BV,
USD	8,400	7.25%, 10/17/11(c)	8,834,456
USD	2,600	7.25%, 6/28/17(c)	2,657,454
USD	2,150	7.875%, 6/29/37(c)	2,072,699
USD	2,500	8.00%, 8/07/19(c)	2,650,000
		Matahari International Finance Co. BV,
USD	8,550	10.75%, 8/07/10(b)	8,714,271
		MGTI Finance Company, Ltd.,
USD	12,700	8.375%, 9/15/10	12,811,201
		Perusahaan Penerbit SBSN,
USD	21,500	8.80%, 4/23/14(c)	24,836,650
		PT Bank Lippo TBK,
USD	18,450	7.375%, 11/22/11(a)(b)	18,466,272
		Republic of Indonesia,
USD	6,100	5.875%, 3/13/20(c)	6,178,690
USD	10,400	6.625%, 2/17/37(c)	10,146,573
USD	4,300	7.75%, 1/17/38(c)	4,746,124
USD	12,000	11.625%, 3/04/19(c)	16,949,999

			162,496,159

MALAYSIA - 7.8%
		AMBB Capital Ltd.,
USD	15,100	6.77%, 1/27/16(a)(b)	13,451,306
		Malaysia Government,
MYR	26,900	3.702%, 2/25/13	8,004,591
MYR	36,800	3.718%, 6/15/12	10,993,231
MYR	76,163	4.262%, 9/15/16	22,690,724
MYR	16,900	4.378%, 11/29/16	4,992,496
MYR	96,000	5.094%, 4/30/14	29,805,312
		Petronas Capital Ltd.,
USD	14,400	5.25%, 8/12/19(c)	14,515,762
		Petronas Global Sukuk Ltd.,
USD	16,900	4.25%, 8/12/14(c)	17,034,203
		Public Bank Berhad,
USD	4,450	6.84%, 8/22/16(a)(b)	4,288,937
		TNB Capital, Ltd.,
USD	4,400	5.25%, 5/05/15(c)	4,631,937
		Tenaga Nasional Berhad,
USD	3,000	7.50%, 11/01/25(c)	3,535,548

			133,944,047

NEW ZEALAND - 0.2%
		Bank of America Corp.,
NZD	2,000	7.53%, 3/08/12	1,412,433
		General Electric Capital Corp.,
NZD	2,000	6.50%, 9/28/15	1,390,702
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	1,092,022

			3,895,157

Aberdeen Asia-Pacific Income Fund, Inc. 3

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - CONTINUED
PHILIPPINES - 8.3%
		National Power Corporation,
USD	7,000	6.875%, 11/02/16(c)	$7,450,527
		Philippine Government,
PHP	400,000	7.00%, 1/27/16	8,569,550
PHP	153,000	8.50%, 3/03/11	3,393,209
PHP	675,000	9.125%, 9/04/16	15,771,458
PHP	95,000	13.00%, 4/25/12	2,318,960
PHP	487,000	6.25%, 1/27/14	10,519,944
		Philippine Long Distance Telephone Company,
USD	8,700	8.35%, 3/06/17	9,744,000
		Republic of Philippines,
USD	11,400	7.75%, 1/14/31	12,568,500
USD	6,500	8.875%, 3/17/15	7,824,375
USD	4,500	9.375%, 1/18/17	5,580,000
USD	19,470	9.875%, 1/15/19	25,189,313
USD	15,879	10.625%, 3/16/25	21,952,718
		URC Philippines, Ltd.,
USD	10,000	8.25%, 1/20/10(b)	10,545,180

			141,427,734

SINGAPORE - 4.4%
		DBS Bank,
USD	1,300	5.00%, 11/15/14(a)(b)(c)	1,324,662
USD	9,300	5.125%, 5/16/12(a)(b)(c)	9,606,677
USD	8,500	7.657%, 3/15/11(a)(b)(c)	8,691,250
		Housing & Development Board,
SGD	5,750	1.55%, 10/26/12	4,115,806
.		Singapore Government,
SGD	10,440	2.50%, 6/01/19	7,419,249
SGD	9,100	3.625%, 7/01/14	7,158,434
SGD	11,490	4.00%, 9/01/18	9,156,172
		ST Engineering Finance One Ltd.,
USD	19,200	4.80%, 7/16/19	19,562,054
		Stats Chippac, Ltd.,
USD	2,900	6.75%, 11/15/10(b)	2,936,250
USD	4,950	7.50%, 7/19/10	4,999,500

			74,970,054

SOUTH KOREA - 19.5%
		Busan Bank,
USD	12,600	5.50%, 3/14/17(a)(b)	12,250,048
USD	2,620	6.00%, 10/30/12(a)(b)	2,555,061
		Hana Funding, Ltd.,
USD	7,400	5.375%, 4/12/12(a)(b)	7,511,644
USD	3,450	5.875%, 9/14/16(a)(b)	3,517,582
USD	3,400	6.50%, 4/09/12(c)	3,656,221
USD	6,950	8.748%, 12/17/12(a)(b)	6,799,498
		Hyundai Capital Services,
USD	25,400	6.00%, 5/05/15(c)	26,995,120
		Kookmin Bank,
USD	12,000	7.25%, 5/14/14(c)	13,466,760
		Korea Electric Power Corporation,
USD	8,000	7.00%, 2/01/27	8,641,896
		Korea Expressway Corp.,
USD	11,900	4.50%, 3/23/15(c)	12,003,756
USD	5,290	4.875%, 4/07/14(c)	5,467,548
USD	1,350	5.125%, 5/20/15(c)	1,401,127
		Korea Midland Power Co.,
USD	5,000	4.95%, 5/06/11(c)	5,166,929
USD	2,850	5.375%, 2/11/13(c)	3,026,455
		Korea South-East Power Co., Ltd.,
USD	3,900	4.75%, 6/26/13	4,052,229
USD	14,570	6.00%, 5/25/16(c)	15,400,446
		Korea Southern Power Co.,
USD	7,590	5.375%, 4/18/13(c)	8,015,048
		Korea Treasury Bond,
KRW	5,300,000	4.75%, 3/10/14	4,582,932
		KT Corp.,
USD	15,750	5.875%, 6/24/14(c)	16,857,162
		National Agricultural Cooperative Federation,
USD	1,750	5.00%, 9/30/14(c)	1,800,750
USD	1,700	5.125%, 5/26/10(a)(b)	1,700,335
USD	9,200	6.125%, 6/15/11(a)(b)	9,331,542
		Republic of Korea,
USD	10,500	7.125%, 4/16/19	12,163,148
		SC First Bank Korea,
USD	3,950	7.267%, 3/03/14(a)(b)(c)	3,844,325
USD	8,350	7.267%, 3/03/34(a)(b)(c)	8,079,452
		SK Broadband Co., Ltd.,
USD	17,425	7.00%, 2/01/12(c)	18,274,155

Aberdeen Asia-Pacific Income Fund, Inc. 4

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - CONTINUED
SOUTH KOREA (continued)
		Shinhan Bank,
USD	11,780	5.663%, 3/02/15(a)(b)	$10,622,792
		Shinsegae Co. Ltd.,
USD	15,210	6.125%, 6/27/11	15,902,222
		South Korea National Debt,
KRW	3,120,000	4.00%, 6/10/10	2,697,922
KRW	6,125,000	4.25%, 9/10/14	5,161,249
KRW	23,550,000	5.00%, 9/10/16	20,227,458
KRW	20,150,000	5.25%, 3/10/13	17,791,318
KRW	17,285,700	5.25%, 9/10/15	15,105,998
KRW	5,550,000	5.50%, 9/10/17	4,883,532
KRW	26,674,000	6.91%, 7/18/11	24,011,284

			332,964,944

THAILAND - 1.9%
		Bangkok Bank Public Company,
USD	11,800	9.025%, 3/15/29(c)	13,788,229
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16(c)	5,091,628
		Krung Thai Bank PCL,
USD	1,850	7.378%, 10/10/16(a)(b)	1,692,861
		Thailand Government,
THB	73,000	3.625%, 5/22/15	2,225,292
THB	264,000	5.25%, 5/12/14	8,651,287
THB	30,000	5.85%, 3/31/21	1,040,059

			32,489,356

Total Long-Term Investments (cost $2,014,928,127)			2,160,267,561

SHORT-TERM INVESTMENTS - 6.7%
UNITED STATES - 6.7%
USD	113,703	Repurchase Agreement, State Street Bank and Trust Company, 0.01% dated 1/29/10, due 2/01/10 in the amount of $113,703,095 (collateralized by $63,170,000 U.S. Treasury Bond, 2.75% due 2/15/19; value $59,932,538 and $5,230,000 U.S. Treasury Bond, 8.75% due 8/15/20; value $7,692,284 and $47,260,000 Treasury Bond, 3.75% due 11/15/18; value $48,365,884)	113,703,000

Total Short-Term Investments (cost $113,703,000)			113,703,000

Total Investments - 133.0% (cost $2,128,631,127)			2,273,970,561
Liablities in Excess of Other Assets - (33.0)%			(563,662,839)

Net Assets Applicable to Common Shareholders - 100.0%			$1,710,307,722

AUD - Australian dollar

CNY - China renminbi

HKD - Hong Kong dollar

IDR - Indonesian rupiah

INR - Indian rupee

KRW - South Korean won

MYR - Malaysian ringgit

NZD - New Zealand dollar

PHP - Philippine peso

SGD - Singapore dollar

THB - Thailand baht

TWD - Taiwan dollar

USD - United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2010.

(b)	The date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate market value of these securities amounted to $423,669,692 or 24.77% of net assets applicable to common shareholders.

(d)	Security was Fair Valued.

(e)	Restricted security; not readily marketable.

Aberdeen Asia-Pacific Income Fund, Inc. 5

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate Paid by the Fund	Floating Rate Received by the Fund	Unrealized Depreciation
Deutsche Bank	April 21, 2011	US$	116,000	1.4700%	3 month LIBOR	$(1,679,806)
Deutsche Bank	April 21, 2012	US$	130,000	1.8170%	3 month LIBOR	(2,244,637)
Deutsche Bank	June 30, 2014	US$	144,000	3.0125%	3 month LIBOR	(3,967,961)
Merrill Lynch	June 30, 2014	US$	22,500	2.9600%	3 month LIBOR	(529,577)
UBS	October 16, 2014	HKD	74,000	2.5050%	3 month HIBOR	(50,253)
UBS	October 29, 2012	THB	695,000	3.2300%	6 month Thai Baht	(482,818)

						$(8,955,052)

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Australian Treasury Bond 6% - 3 year	March 2010	488	$199,234
Australian Treasury Bond 6% - 10 year	March 2010	534	896,166
United States Treasury Bond 6% - 2 year	March 2010	70	89,693
United States Treasury Bond 6% - 5 year	March 2010	106	(9,851)
United States Treasury Bond 6% - 30 year	March 2010	1	3,906
Sale contracts:
United States Treasury Bond 6% - 10 year	March 2010	158	36,313

			$1,215,461

Foreign Forward Currency Exchange Contracts Purchase/Sale	Amount Purchased	Amount Sold	Market Value as of January 31, 2010	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi/United States Dollar
settlement date 7/06/10	CNY753,344,850	USD111,550,000	$111,815,781	$265,781
settlement date 1/28/11	CNY51,367,000	USD7,750,000	7,745,209	(4,791)
Indian Rupee/United States Dollar
settlement date 4/09/10	INR502,078,100	USD10,910,000	10,820,649	(89,351)
settlement date 10/14/10	INR229,700,000	USD5,000,000	4,918,738	(81,262)
Indonesian Rupiah/United States Dollar
settlement date 2/03/10	IDR181,412,200,000	USD17,812,000	19,411,281	1,599,281
settlement date 4/28/10	IDR28,335,000,000	USD3,000,000	2,998,638	(1,362)
Philippine Peso/United States Dollar
settlement date 4/08/10	PHP816,780,960	USD17,608,000	17,382,279	(225,721)
Singapore Dollar/United States Dollar
settlement date 4/12/10	SGD34,060,958	USD24,360,000	24,215,306	(144,694)
South Korean Won/United States Dollar
settlement date 2/17/10	KRW2,123,940,000	USD1,820,000		8,124
settlement date 4/12/10	KRW5,730,480,000	USD5,040,000	1,828,124	(113,195)
Taiwan Dollar/United States Dollar			4,926,805
settlement date 2/03/10	TWD271,405,000	USD8,500,000	8,497,195	(2,805)
settlement date 4/09/10	TWD1,481,058,600	USD47,040,000	46,660,506	(379,494)
settlement date 4/28/10	TWD331,800,000	USD10,500,000	10,475,555	(24,445)
Thai Baht/United States Dollar
settlement date 4/16/10	THB406,814,970	USD12,350,000	12,240,117	(109,883)
United States Dollar/Australian Dollar
settlement date 2/22/10	USD73,741,400	AUD82,000,000	72,352,044	1,389,356
United States Dollar/Chinese Renminbi
settlement date 7/06/10	USD25,250,000	CNY170,206,625	25,263,047	(13,047)
United States Dollar/Hong Kong Dollar
settlement date 02/03/10	USD37,840,000	HKD293,108,640	37,754,577	85,423
settlement date 04/12/10	USD28,000,000	HKD217,028,000	27,969,101	30,899
United States Dollar/Indian Rupee
settlement date 4/09/10	USD16,000,000	INR742,960,000	16,012,069	(12,069)
settlement date 7/19/10	USD6,400,000	INR297,152,000	6,368,191	31,809
United States Dollar/Indonesian Rupiah
settlement date 2/03/10	USD19,460,000	IDR187,437,660,000	20,056,011	(596,011)
settlement date 2/22/10	USD9,150,000	IDR84,774,750,000	9,042,871	107,129
settlement date 3/10/10	USD9,860,000	IDR94,044,680,000	10,012,902	(152,902)
United States Dollar/Malaysian Ringgit
settlement date 4/12/10	USD30,340,000	MYR103,879,852	30,392,668	(52,668)
United States Dollar/Philippine Peso
settlement date 4/08/10	USD2,930,000	PHP137,915,100	2,935,033	(5,033)
settlement date 4/28/10	USD26,680,000	PHP1,257,641,920	26,702,661	(22,661)
United States Dollar/Singapore Dollar
settlement date 4/12/10	USD7,650,000	SGD10,761,255	7,650,609	(609)
United States Dollar/South Korean Won
settlement date 3/15/10	USD33,750,000	KRW39,409,979,500	33,905,841	(155,841)
settlement date 4/12/10	USD500,000	KRW579,300,000	498,056	1,944
United States Dollar/Thai Baht
settlement date 4/12/10	USD1,850,000	THB61,364,500	1,846,437	3,563

		Net USD Total	$612,698,301	$1,335,465

Tax Cost of Investments

The United States federal income tax basis of the Registrant's investments and net unrealized depreciation as of January 31, 2010 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,140,938,700	$149,479,618	$16,447,757	$133,031,861

Aberdeen Asia-Pacific Income Fund, Inc. 6

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Quality of Investments

As of January 31, 2010, 74.0% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2010.

% of total Investments
AAA/Aaa	33.4
AA/Aa	11.7
A	28.9
BBB/Baa	8.6
BB/Ba*	15.2
B*	2.2

*	Below Investment Grade

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Valuation and Liquidity Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. These Procedures were revised and approved by the Board of Directors on December 9, 2008. In accordance with the Procedures, investments are stated at current fair value. Investments for which market quotations are readily available are valued at the last quoted closing price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the last quoted bid price, as obtained from a pricing agent or broker selected by the Registrant's Manager.

Short-term debt securities which mature in more than 60 days are valued as described above. Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost using a pricing source quote that approximates amortized cost.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

The valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Registrant’s investments are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Registrant’s own assumptions in determining fair value of investments)

In accordance with Accounting Standards Codifications 820 “Fair Value Measurements and Disclosures” (“ASC 820,” formerly “FAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Registrant’s investments are summarized in the three broad levels listed below:

Assets	Level 1	Level 2	Level 3
Fixed Income Investments
Australia	$—	$969,814,730	$—
China	—	28,978,279	—
Hong Kong	—	195,233,488	—
India	—	66,745,643	17,307,970
Indonesia	—	162,496,159	—
Malaysia	—	133,944,047	—
New Zealand	—	3,895,157	—
Philippines	—	141,427,734	—
Singapore	—	74,970,054	—
South Korea	—	332,964,944	—
Thailand	—	32,489,356	—

Total Fixed Income Investments	—	2,142,959,591	17,307,970
Short-Term Investments	—	113,703,000	—

Total Investments	$—	$2,256,662,591	$17,307,970

Other Financial Investments
Interest Rate Swap Agreements	$—	$—	$—
Futures Contracts	129,912	1,095,400	—
Forward Foreign Currency Exchange Contracts	—	3,523,309	—

Total Other Financial Investments	$129,912	$4,618,709	$—
Total Assets

Liabilities
Other Financial Investments
Interest Rate Swap Agreements	$—	$(8,955,052)	$—
Futures Contracts	(9,851)	—	—
Forward Foreign Currency Exchange Contracts	—	(2,187,844)	—

Total Liabilities - Other Financial Investments	$(9,851)	$(11,142,896)	$—

The following is a reconciliation of assets valued using significant unobervable inputs (Level 3):

Fixed Income Investments
Beginning balance 10/31/09:	$17,312,273
Total realized gains/losses	—
Change in unrealized gains/losses:	(4,303)

Purchases:	—

Transfers in and /out of Level 3:	—
Ending balance 01/31/10:	17,307,970
The amount of gains or losses for the time period included in earnings (or change in net assets) attributable to the change in unrealized gains or losses relating to assets still held at 01/31/10:	(4,303)

For the period ended January 31, 2010, there have been no significant changes to the fair value valuation methodologies.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Aberdeen Asia-Pacific Income Fund, Inc. 7

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Notes to Portfolio of Investments (concluded)

Interest Rate and Currency Swaps

The Fund engages in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or to hedge the leverage facility. An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain/ (loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Fund does not anticipate non-performance by any counterparty.

Notional amounts of swaps are used to express the extent of involvement in these transactions, although the risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. The Fund may enter into Forward Contracts in connection with security transactions or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Futures contracts are used to manage the interest rate exposure of the Fund more efficiently. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Use of long futures contracts subjects the Fund to the risk of loss in excess of the amounts on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures subjects the Fund to unlimited risk of loss.

Repurchase Agreements

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest, and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represent foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

Derivative Financial Instruments

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Contingent Credit Note

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Aberdeen Asia-Pacific Income Fund, Inc. 8

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard
President of Aberdeen Asia-Pacific Income
Fund, Inc.

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Asia-Pacific Income
Fund, Inc.

Date: March 30, 2010

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Asia-Pacific Income
Fund, Inc.

Date: March 30, 2010